Quarterly Report
March 31, 2021
MFS®  Global Tactical
Allocation Portfolio
MFS® Variable Insurance Trust II
WTS-Q1

Portfolio of Investments
3/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 55.0%
Aerospace – 0.3%
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025		$254,000	$277,029
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027		350,000	377,408
L3Harris Technologies, Inc., 3.85%, 6/15/2023		475,000	506,742
Lockheed Martin Corp., 2.8%, 6/15/2050		594,000	558,328
			$1,719,507
Airlines – 0.0%
EasyJet FinCo B.V., 1.875%, 3/03/2028	EUR	200,000	$231,077
Asset-Backed & Securitized – 1.9%
Arbor Realty Trust, Inc., CLO, 2019-FL2, “AS” FLR, 1.556% (LIBOR - 1mo. + 1.45%), 9/15/2034 (n)		$600,000	$600,001
Arbor Realty Trust, Inc., FLR, 1.63% (LIBOR - 1mo. + 1.5%), 12/15/2035 (n)		214,500	213,427
Barclays Commercial Mortgage Securities LLC, 2020-C7, “XA”, 1.63%, 4/15/2053 (i)		997,361	106,141
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.771%, 2/15/2054 (i)		2,731,229	344,352
Benchmark Mortgage Trust, 2021-B24, “XA”, 1.274%, 3/15/2054 (i)		2,029,911	177,800
BPCRE Holder LLC, 1.656%, 2/15/2037 (n)		706,000	706,437
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)		293,240	296,794
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)		253,000	251,333
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)		261,685	268,478
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)		209,291	210,808
Commercial Mortgage Pass-Through Certificates, 2020-BN28, “A4”, 1.844%, 3/15/2063		237,641	226,678
Commercial Mortgage Pass-Through Certificates, 2020-BN29, “A4”, 1.997%, 11/15/2053		1,033,946	996,177
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.894%, 4/15/2054 (i)		1,242,199	75,307
Fort CRE LLC, 2018-1A, “A1”, FLR, 1.458% (LIBOR - 1mo. + 1.35%), 11/16/2035 (n)		458,802	458,802
KKR Real Estate Financial Trust, Inc., 2018-FL1, “A”, FLR, 1.208% (LIBOR - 1mo. + 1.1%), 6/15/2036 (n)		769,223	769,223
MF1 CLO Ltd., 2019-FL2, “A”, FLR, 1.239% (LIBOR - 1mo. + 1.13%), 12/25/2034 (n)		376,792	376,524
MF1 CLO Ltd., 2020-FL3, “AS”, FLR, 2.956% (LIBOR - 1mo. + 2.85%), 7/15/2035 (z)		357,000	362,758
MF1 CLO Ltd., 2021-FL5, “AS”, FLR, 1.308% (LIBOR - 1mo. + 1.2%), 7/15/2036 (n)		677,000	677,000
MF1 CLO Ltd., 2021-FL5, “B”, FLR, 1.558% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)		847,500	847,176
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050		659,762	719,831
PFP III Ltd., 2021-7, “AS”, FLR, 1.25% (LIBOR - 1mo. + 1.15%), 4/14/2038 (n)		612,500	610,203
PFP III Ltd., 2021-7, “B”, FLR, 1.5% (LIBOR - 1mo. + 1.4%), 4/14/2038 (n)		240,000	238,800
TPG Real Estate Finance Trust (TRTX), 2021-FL4, “A”, FLR, 1.306% (LIBOR - 1mo. + 1.2%), 3/15/2038 (n)		325,500	325,703
TPG Real Estate Finance Trust (TRTX), 2021-FL4, “AS”, FLR, 1.506% (LIBOR - 1mo. + 1.4%), 3/15/2038 (n)		350,000	350,000
Wells Fargo Commercial Mortgage Trust, 2020-C58, “A4”, 2.092%, 7/15/2053		418,000	405,565
			$10,615,318
Automotive – 0.8%
Daimler AG, 0.75%, 9/10/2030	EUR	225,000	$269,026
Daimler Finance North America LLC, 1.45%, 3/02/2026 (n)		$817,000	809,459
Ferrari N.V., 1.5%, 5/27/2025	EUR	560,000	683,738
Hyundai Capital America, 6.375%, 4/08/2030 (n)		$742,000	930,907
Volkswagen International Finance N.V., 3.5% to 3/20/2030, FLR (EUR Swap Rate - 15yr. + 3.06%) to 3/20/2050, FLR (EUR Swap Rate - 15yr. + 3.81%) to 12/29/2066	EUR	550,000	690,934
Volkswagen International Finance N.V., 3.5% to 6/17/2025, FLR (EUR Swap Rate - 5yr. + 3.746%) to 6/17/2030, FLR (EUR Swap Rate - 5yr. + 3.996%) to 6/17/2045, FLR (EUR Swap Rate - 5yr. + 4.746%) to 6/17/2070		800,000	1,002,659
			$4,386,723
Broadcasting – 0.3%
Discovery, Inc., 4.125%, 5/15/2029		$664,000	$733,080
Prosus N.V., 1.539%, 8/03/2028	EUR	300,000	360,533
Prosus N.V., 3.68%, 1/21/2030 (n)		$200,000	206,293
WPP Finance, 3.75%, 9/19/2024		374,000	407,139
			$1,707,045

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – 0.4%
Intercontinental Exchange, Inc., 3%, 9/15/2060		$557,000	$491,881
London Stock Exchange Group PLC, 0.25%, 4/06/2028	EUR	310,000	362,742
Low Income Investment Fund, 3.386%, 7/01/2026		$150,000	158,927
Low Income Investment Fund, 3.711%, 7/01/2029		400,000	422,940
Raymond James Financial, 4.65%, 4/01/2030		541,000	629,085
			$2,065,575
Building – 0.4%
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)		$347,000	$398,505
Holcim Finance (Luxembourg) S.A., 0.625%, 4/06/2030	EUR	570,000	664,035
Masco Corp., 2%, 10/01/2030		$685,000	650,878
Vantage Towers AG, 0.75%, 3/31/2030	EUR	200,000	233,780
Vulcan Materials Co., 3.5%, 6/01/2030		$453,000	485,397
			$2,432,595
Business Services – 0.6%
Equinix, Inc., REIT, 1%, 3/15/2033	EUR	325,000	$377,159
Euronet Worldwide, Inc., 1.375%, 5/22/2026		800,000	949,015
Fiserv, Inc., 4.4%, 7/01/2049		$356,000	409,601
NXP Semiconductors N.V., 3.4%, 5/01/2030 (n)		813,000	856,295
Visa, Inc., 3.65%, 9/15/2047		596,000	657,003
			$3,249,073
Cable TV – 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		$262,000	$340,510
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		267,000	285,624
Eutelsat S.A., 2.25%, 7/13/2027	EUR	600,000	771,411
Eutelsat S.A., 1.5%, 10/13/2028		300,000	364,589
Time Warner Cable, Inc., 4.5%, 9/15/2042		$388,000	413,705
			$2,175,839
Chemicals – 0.2%
Alpek SAB de C.V., 3.25%, 2/25/2031 (n)		$481,000	$475,709
LYB International Finance III, LLC, 4.2%, 5/01/2050		371,000	397,657
			$873,366
Computer Software – 0.3%
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)		$634,000	$718,939
Microsoft Corp., 2.525%, 6/01/2050		523,000	476,286
Microsoft Corp., 2.921%, 3/17/2052		455,000	443,669
Microsoft Corp., 2.675%, 6/01/2060		228,000	208,441
			$1,847,335
Computer Software - Systems – 0.2%
Apple, Inc., 4.5%, 2/23/2036		$947,000	$1,162,829
Conglomerates – 0.5%
Carrier Global Corp., 3.577%, 4/05/2050		$822,000	$804,696
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		919,000	965,419
Roper Technologies, Inc., 2%, 6/30/2030		1,188,000	1,130,589
			$2,900,704
Consumer Products – 0.2%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)		$577,000	$614,166
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		425,000	454,602
			$1,068,768

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Services – 0.3%
Booking Holdings, Inc., 4.5%, 4/13/2027		$347,000	$402,431
Booking Holdings, Inc., 0.5%, 3/08/2028	EUR	100,000	117,973
G4S International Finance PLC, 1.875%, 5/24/2025		525,000	613,876
MercadoLibre, Inc., 3.125%, 1/14/2031		$683,000	650,216
			$1,784,496
Containers – 0.1%
DS Smith PLC, 0.875%, 9/12/2026	EUR	300,000	$359,578
Electronics – 0.3%
ASML Holding N.V., 0.625%, 5/07/2029	EUR	106,000	$128,160
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027		$174,000	189,003
Broadcom, Inc., 4.15%, 11/15/2030		240,000	259,321
Broadcom, Inc., 3.469%, 4/15/2034 (n)		377,000	379,267
Infineon Technologies AG, 1.625%, 6/24/2029	EUR	500,000	628,819
			$1,584,570
Emerging Market Quasi-Sovereign – 2.9%
CEZ A.S. (Czech Republic), 0.875%, 12/02/2026	EUR	500,000	$599,958
China Construction Bank Corp., Hong Kong Branch, 1.25%, 8/04/2025		$900,000	886,932
China Development Bank, 3.45%, 9/20/2029	CNY	44,750,000	6,734,817
Export-Import Bank of India, 3.375%, 8/05/2026		$600,000	635,124
Export-Import Bank of India, 3.875%, 2/01/2028		600,000	639,788
First Abu Dhabi Bank PJSC, 0.125%, 2/16/2026	EUR	600,000	698,315
MDGH - GMTN B.V. (United Arab Emirates), 2.5%, 11/07/2024		$398,000	416,746
MDGH - GMTN B.V. (United Arab Emirates), 1%, 3/10/2034	EUR	760,000	875,655
Ooredoo International Finance Ltd. (State of Qatar), 2.625%, 4/08/2031		$470,000	464,934
PT Pertamina (Persero) (Republic of Indonesia), 3.65%, 7/30/2029		550,000	574,750
PT Pertamina (Persero) (Republic of Indonesia), 6%, 5/03/2042 (n)		2,084,000	2,447,942
State Grid Overseas Investment (2016) Ltd. (People's Republic of China), 3.5%, 5/04/2027		1,007,000	1,093,741
			$16,068,702
Emerging Market Sovereign – 5.5%
Arab Republic of Egypt, 7.052%, 1/15/2032		$300,000	$295,706
Dominican Republic, 4.875%, 9/23/2032		750,000	765,000
Hellenic Republic (Republic of Greece), 0.75%, 6/18/2031 (n)	EUR	1,500,000	1,738,952
Hellenic Republic (Republic of Greece), 1.875%, 2/04/2035		2,000,000	2,547,367
Hellenic Republic (Republic of Greece), 1.875%, 1/24/2052 (n)		620,000	722,172
Kingdom of Morocco, 2.375%, 12/15/2027		$450,000	435,411
Oriental Republic of Uruguay, 4.375%, 1/23/2031		1,309,000	1,515,193
Republic of China, 3.81%, 9/14/2050	CNY	36,910,000	5,731,101
Republic of Cote d'Ivoire, 6.875%, 10/17/2040	EUR	400,000	491,361
Republic of Croatia, 1.5%, 6/17/2031		1,589,000	1,961,250
Republic of Croatia, 1.75%, 3/04/2041		694,000	830,945
Republic of India, 7.27%, 4/08/2026	INR	178,210,000	2,571,494
Republic of Panama, 2.252%, 9/29/2032		$1,070,000	1,017,046
Republic of Paraguay, 6.1%, 8/11/2044 (n)		750,000	900,000
Republic of South Africa, 8%, 1/31/2030	ZAR	39,000,000	2,408,531
Republic of South Africa, 8.25%, 3/31/2032		20,000,000	1,170,695
State of Qatar, 4%, 3/14/2029 (n)		$462,000	524,370
State of Qatar, 4.4%, 4/16/2050		200,000	232,000
United Mexican States, 5.75%, 3/05/2026	MXN	40,500,000	1,964,635
United Mexican States, 7.5%, 6/03/2027		45,000,000	2,344,813
United Mexican States, 2.659%, 5/24/2031		$372,000	350,550
United Mexican States, 3.771%, 5/24/2061		534,000	469,963
			$30,988,555
Energy - Independent – 0.2%
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		$1,200,000	$1,278,924

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Energy - Integrated – 0.5%
BP Capital Markets B.V., 0.933%, 12/04/2040	EUR	191,000	$206,719
Chevron USA, Inc., 4.2%, 10/15/2049		$632,000	717,584
Eni S.p.A., 4.25%, 5/09/2029 (n)		578,000	644,890
Eni S.p.A., 2.625% to 1/13/2026, FLR (EUR Swap Rate - 5yr. + 3.167%) to 1/13/2031, FLR (EUR Swap Rate - 5yr. + 3.417%) to 1/13/2046, FLR (EUR Swap Rate - 5yr. + 4.167%) to 1/13/2070	EUR	119,000	145,730
Exxon Mobil Corp., 1.408%, 6/26/2039		450,000	521,857
Galp Energia SGPS S.A., 2%, 1/15/2026		300,000	370,316
OMV AG, 0.75%, 6/16/2030		193,000	232,019
OMV AG, 2.5% to 9/01/2026, FLR (EUR Swap Rate - 5yr. + 2.82%) to 9/01/2030, FLR (EUR Swap Rate - 5yr. + 3.82%) to 9/01/2070		200,000	244,041
			$3,083,156
Financial Institutions – 1.0%
AerCap Ireland Capital DAC, 3.65%, 7/21/2027		$1,173,000	$1,230,215
Atrium Finance Issuer B.V., 2.625%, 9/05/2027	EUR	200,000	242,241
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)		$263,000	275,352
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		266,000	277,955
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)		335,000	314,588
CTP B.V., 2.125%, 10/01/2025	EUR	713,000	887,056
CTP B.V., 0.75%, 2/18/2027		200,000	232,094
EXOR N.V., 2.25%, 4/29/2030		400,000	523,573
EXOR N.V., 0.875%, 1/19/2031		275,000	322,138
GE Capital International Funding Co., 3.373%, 11/15/2025		$959,000	1,039,407
Logicor Financing S.à r.l., 0.875%, 1/14/2031	EUR	200,000	226,413
			$5,571,032
Food & Beverages – 0.5%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$206,000	$233,656
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		513,000	659,439
Bacardi Ltd., 5.15%, 5/15/2038 (n)		335,000	399,829
Constellation Brands, Inc., 4.4%, 11/15/2025		481,000	541,921
Constellation Brands, Inc., 3.15%, 8/01/2029		776,000	812,287
			$2,647,132
Gaming & Lodging – 0.1%
Marriott International, Inc., 2.85%, 4/15/2031		$499,000	$490,355
Whitbread Group PLC, 3%, 5/31/2031	GBP	225,000	307,154
			$797,509
Industrial – 0.2%
CPI Property Group S.A., 2.75%, 1/22/2028	GBP	250,000	$348,063
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		$845,000	755,783
			$1,103,846
Insurance – 0.6%
Aflac, Inc., 3.6%, 4/01/2030		$539,000	$589,204
Argentum Zurich Insurance, 3.5% to 10/01/2026, FLR (EURIBOR - 3mo. + 3.95%) to 10/01/2046	EUR	400,000	534,883
Aviva PLC, 3.875% to 7/03/2024, FLR (EUR Swap Rate - 5yr. + 3.48%) to 7/03/2044		350,000	455,803
Aviva PLC, 4% to 6/03/2035, FLR (GBP Government Yield - 5yr. + 4.7%) to 6/03/2055	GBP	475,000	713,873
CNP Assurances S.A., 2% to 7/27/2030, FLR (EURIBOR - 3mo. + 3%) to 7/27/2050	EUR	200,000	243,965
Credit Agricole Assurances S.A., 2%, 7/17/2030		300,000	368,145
Zurich Finance (Ireland) DAC, 1.875% to 9/17/2030, FLR (EURIBOR - 3mo. + 2.95%) to 9/17/2050		486,000	596,540
			$3,502,413
Insurance - Property & Casualty – 0.7%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		$496,000	$518,225
Berkshire Hathaway, Inc., 0.5%, 1/15/2041	EUR	175,000	182,811
Berkshire Hathaway, Inc., 4.5%, 2/11/2043		$355,000	424,520
Fairfax Financial Holdings Ltd., 4.625%, 4/29/2030		454,000	495,171

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049		$626,000	$648,165
Marsh & McLennan Cos., Inc., 2.25%, 11/15/2030		340,000	333,586
Progressive Corp., 4.125%, 4/15/2047		562,000	644,192
Willis North America, Inc., 3.875%, 9/15/2049		621,000	655,716
			$3,902,386
International Market Quasi-Sovereign – 0.8%
BNG Bank N.V. (Kingdom of the Netherlands), 0.875%, 10/24/2036	EUR	934,000	$1,179,498
Deutsche Bahn Finance GmbH (Federal Republic of Germany), 0.875%, 6/23/2039		188,000	222,136
Deutsche Bahn Finance GmbH (Federal Republic of Germany), 1.375%, 4/16/2040		117,000	149,385
Deutsche Bahn Finance GmbH (Federal Republic of Germany), 0.625%, 12/08/2050		175,000	180,409
Electricite de France S.A., 5.875% to 1/22/2029, FLR (GBP Swap Rate - 15yr. + 3.046%) to 1/22/2049, FLR (GBP Swap Rate - 15yr. + 3.796%) to 12/31/2065	GBP	400,000	619,989
Electricite de France S.A., 2.875% to 3/15/2027, FLR (EUR Swap Rate - 5yr. + 3.373%) to 3/15/2031, FLR (EUR Swap Rate - 5yr. + 3.623%) to 3/15/2047, FLR (EUR Swap Rate - 5yr. + 4.373%) to 9/08/2070	EUR	600,000	731,827
Islandsbanki (Republic of Iceland), 1.125% to 1/19/2023, FLR (EUR Swap Rate - 1yr. + 0.75%) to 1/19/2024		330,000	392,579
La Banque Postale S.A. (Republic of France), 0.875% to 1/26/2026, FLR (EUR Swap Rate - 5yr. + 1.38%) to 1/26/2031		300,000	354,131
Landsbankinn Bank (Republic of Iceland), 0.375%, 5/23/2025		306,000	356,878
Orsted A/S (Kingdom of Denmark), 2.5% to 2/18/2033, FLR (GBP Government Yield - 5yr. + 2.136%) to 2/18/2053, FLR (GBP Government Yield - 5yr. + 3.136%) to 2/10/2071	GBP	106,000	144,487
			$4,331,319
International Market Sovereign – 13.1%
Belgium Kingdom, 1.45%, 6/22/2037	EUR	931,000	$1,278,691
Commonwealth of Australia, 1%, 12/21/2030	AUD	2,464,000	1,747,976
Commonwealth of Australia, 1.75%, 6/21/2051		4,689,000	2,849,556
Federal Republic of Germany, 1.25%, 8/15/2048	EUR	821,000	1,227,557
Government of Australia, 0.5%, 9/21/2026	AUD	1,648,000	1,225,872
Government of Bermuda, 2.375%, 8/20/2030 (n)		$220,000	215,050
Government of France, 0.75%, 5/25/2052 (n)	EUR	1,374,545	1,586,267
Government of Japan, 1.7%, 3/20/2032	JPY	1,031,400,000	10,892,925
Government of Japan, 2.4%, 3/20/2037		22,200,000	264,144
Government of Japan, 2.3%, 3/20/2040		925,200,000	11,132,481
Government of Japan, 0.6%, 9/20/2050		281,600,000	2,497,866
Government of New Zealand, 2.75%, 4/15/2037	NZD	541,000	397,180
Kingdom of Belgium, 0.4%, 6/22/2040 (n)	EUR	468,000	538,134
Kingdom of Spain, 1.25%, 10/31/2030 (n)		1,603,000	2,053,291
Kingdom of Spain, 1.85%, 7/30/2035		1,497,000	2,036,522
Kingdom of Spain, 1.2%, 10/31/2040 (n)		699,000	852,786
Kingdom of Sweden, 0.125%, 5/12/2031 (n)	SEK	7,810,000	868,605
Republic of Cyprus, 1.25%, 1/21/2040	EUR	2,348,000	2,894,303
Republic of France, 1.5%, 5/25/2050		1,729,652	2,420,226
Republic of Iceland, 5%, 11/15/2028	ISK	383,237,000	3,359,066
Republic of Iceland, 6.5%, 1/24/2031		85,000,000	830,627
Republic of Italy, 0%, 4/01/2026	EUR	1,144,000	1,338,592
Republic of Italy, 1.65%, 3/01/2032		5,753,000	7,381,393
Republic of Italy, 1.45%, 3/01/2036		7,135,000	8,817,538
United Kingdom Treasury, 1.75%, 9/07/2037	GBP	3,092,000	4,577,211
United Kingdom Treasury, 1.75%, 1/22/2049		280,000	418,964
			$73,702,823
Leisure & Toys – 0.0%
Ubisoft Entertainment S.A., 0.878%, 11/24/2027	EUR	200,000	$233,549
Local Authorities – 0.4%
Province of Alberta, 4.5%, 12/01/2040	CAD	665,000	$656,502
Province of British Columbia, 2.95%, 6/18/2050		300,000	252,308
Province of Ontario, 2.65%, 12/02/2050		1,576,000	1,234,301
			$2,143,111

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Machinery & Tools – 0.1%
CNH Industrial Capital LLC, 1.875%, 1/15/2026		$611,000	$618,242
Major Banks – 2.7%
Australia and New Zealand Banking Group Ltd., 2.57%, 11/25/2035 (n)		$528,000	$495,845
Bank of America Corp., 2.625%, 4/19/2021		787,000	787,731
Bank of America Corp., 3.5%, 4/19/2026		1,079,000	1,182,321
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028		279,000	299,076
Bank of America Corp., 0.694% to 3/22/2030, FLR (EURIBOR - 3mo. + 0.79%) to 3/22/2031	EUR	350,000	409,857
Bank of Ireland PLC, 0.375% to 5/10/2026, FLR (GBP Government Yield - 5yr. + 0.77%) to 5/10/2027		350,000	408,594
Barclays PLC, 1.125% to 3/22/2026, FLR (EUR Swap Rate - 5yr. + 1.55%) to 3/22/2031		250,000	293,254
CaixaBank S.A., 2.75% to 7/14/2023, FLR (EUR Swap Rate - 5yr. + 2.35%) to 7/14/2028		500,000	611,666
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		$735,000	712,009
Credit Agricole S.A., 1.625% to 6/05/2025, FLR (EUR Swap Rate - 5yr. + 1.9%) to 6/05/2030	EUR	200,000	243,573
Credit Agricole S.A., 4% to 6/23/2028, FLR (EUR Swap Rate - 5yr. + 4.37%) to 12/23/2067		500,000	634,865
Deutsche Bank AG, 3.729% to 1/14/2031, FLR (SOFR + 2.757%) to 1/14/2032		$418,000	406,798
Erste Group Bank AG, 1% to 6/10/2025, FLR (EUR ICE Swap Rate - 5yr. + 1.3%) to 6/10/2030	EUR	400,000	471,292
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR + 1.929%) to 6/04/2026		$535,000	543,818
HSBC Holdings PLC, 4.375%, 11/23/2026		1,304,000	1,451,241
HSBC Holdings PLC, 1.75% to 7/24/2026, FLR (SONIA + 1.307%) to 7/24/2027	GBP	405,000	563,340
HSBC Holdings PLC, 6%, 11/22/2069		$700,000	766,325
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 3/02/2071		417,000	414,915
JPMorgan Chase & Co., 3.54%, 5/01/2028		605,000	658,102
JPMorgan Chase & Co., 3.109% to 4/22/2050, FLR (SOFR + 2.44%) to 4/22/2051		669,000	648,647
Mitsubishi UFJ Financial Group, Inc., 1.412%, 7/17/2025		808,000	807,151
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR + 3.12%) to 4/01/2031		276,000	299,310
NatWest Group PLC, 0.78% to 2/26/2029, FLR (EURIBOR - 3mo. + 0.949%) to 2/26/2030	EUR	150,000	175,836
Royal Bank of Canada, 2.55%, 7/16/2024		$384,000	404,941
UBS Group Funding (Switzerland) AG, 2.859%, 8/15/2023 (n)		300,000	309,171
UniCredit S.p.A., 1.25% to 6/16/2025, FLR (EURIBOR - 3mo. + 1.6%) to 6/16/2026	EUR	347,000	419,354
UniCredit S.p.A., 2.2% to 7/22/2026, FLR (EURIBOR - 3mo. + 2.55%) to 7/22/2027		787,000	973,982
			$15,393,014
Medical & Health Technology & Services – 0.7%
Alcon, Inc., 3.8%, 9/23/2049 (n)		$626,000	$647,533
Becton Dickinson Euro Finance S.à r.l., 1.213%, 2/12/2036	EUR	100,000	116,456
Cigna Corp., 4.125%, 11/15/2025		$430,000	479,262
HCA, Inc., 5.25%, 6/15/2026		559,000	642,229
HCA, Inc., 5.125%, 6/15/2039		195,000	232,984
Laboratory Corp. of America Holdings, 3.6%, 2/01/2025		550,000	595,061
Memorial Sloan-Kettering Cancer Center, 2.955%, 1/01/2050		350,000	334,134
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		650,000	577,895
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		309,000	418,596
			$4,044,150
Metals & Mining – 0.1%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)		$326,000	$389,006
Midstream – 0.7%
Enterprise Products Partners LP, 3.125%, 7/31/2029		$446,000	$470,035
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)		548,000	530,874
MPLX LP, 4.5%, 4/15/2038		523,000	569,065
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029		647,000	644,670
Sabine Pass Liquefaction LLC, 5%, 3/15/2027		356,000	405,027
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028		730,000	800,462
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030		335,000	375,691
			$3,795,824

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – 6.0%
Fannie Mae, 4.5%, 7/01/2023 - 2/01/2046		$4,414,724	$4,935,690
Fannie Mae, 5%, 3/01/2036 - 8/01/2040		1,399,263	1,627,439
Fannie Mae, 5.5%, 11/01/2036 - 4/01/2037		117,175	137,302
Fannie Mae, 6%, 9/01/2037 - 6/01/2038		178,634	209,870
Fannie Mae, 4%, 11/01/2040 - 2/01/2041		2,195,018	2,413,639
Fannie Mae, 3.5%, 5/01/2043 - 12/01/2046		2,054,319	2,228,800
Fannie Mae, 2.5%, 6/01/2050 - 3/01/2051		442,437	457,458
Fannie Mae, 3%, 8/01/2050 - 9/01/2050		1,628,326	1,697,510
Fannie Mae, 2%, 1/01/2051 - 2/01/2051		642,091	642,563
Fannie Mae, TBA, 2%, 4/14/2051 - 5/13/2051		2,000,000	1,991,210
Fannie Mae, TBA, 2.5%, 4/14/2051 - 5/13/2051		825,000	844,814
Fannie Mae, TBA, 3%, 4/14/2051 - 6/14/2051		750,000	781,147
Freddie Mac, 4%, 7/01/2025		58,868	62,681
Freddie Mac, 1.367%, 3/25/2027 (i)		809,000	61,658
Freddie Mac, 3.224%, 3/25/2027		4,000,000	4,401,707
Freddie Mac, 3.286%, 11/25/2027		1,303,000	1,442,847
Freddie Mac, 3.9%, 4/25/2028		1,710,000	1,958,262
Freddie Mac, 1.799%, 4/25/2030 (i)		1,420,926	204,792
Freddie Mac, 1.868%, 4/25/2030 (i)		1,365,340	206,064
Freddie Mac, 1.662%, 5/25/2030 (i)		1,747,943	238,200
Freddie Mac, 1.796%, 5/25/2030 (i)		3,920,368	569,400
Freddie Mac, 1.341%, 6/25/2030 (i)		1,615,349	179,173
Freddie Mac, 1.6%, 8/25/2030 (i)		1,436,842	192,556
Freddie Mac, 1.169%, 9/25/2030 (i)		905,456	90,119
Freddie Mac, 1.081%, 11/25/2030 (i)		1,823,916	170,732
Freddie Mac, 0.423%, 1/25/2031 (i)		6,732,761	186,533
Freddie Mac, 5.5%, 5/01/2034 - 7/01/2037		28,988	33,964
Freddie Mac, 5%, 10/01/2036 - 7/01/2041		442,535	512,747
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042		810,965	911,979
Freddie Mac, 3.5%, 1/01/2047		510,334	544,247
Freddie Mac, 3%, 6/01/2050		63,455	67,162
Ginnie Mae, 5%, 5/15/2040		81,397	94,355
Ginnie Mae, 3.5%, 6/20/2043		711,112	772,437
Ginnie Mae, 3%, 9/20/2050		215,945	225,399
Ginnie Mae, 2.5%, 12/20/2050		321,864	332,155
Ginnie Mae, TBA, 2.5%, 2/20/2051 - 5/15/2051		1,074,483	1,107,050
Ginnie Mae, TBA, 2%, 4/15/2051		400,000	403,664
Ginnie Mae, TBA, 3%, 5/20/2051		625,000	651,306
			$33,588,631
Municipals – 0.5%
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NPFG, 6%, 7/01/2027		$55,000	$56,732
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 3.384%, 12/01/2040		480,000	506,760
New Jersey Economic Development Authority State Pension Funding Rev., “A”, NPFG, 7.425%, 2/15/2029		421,000	538,528
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, AGM, 4.65%, 8/15/2030		572,000	639,384
Puerto Rico Electric Power Authority Rev., “PP”, NPFG, 5%, 7/01/2022		245,000	248,405
State of Florida, “A”, 2.154%, 7/01/2030		650,000	649,470
			$2,639,279
Natural Gas - Distribution – 0.3%
National Grid PLC, 1.125%, 1/14/2033	GBP	487,000	$602,617
NiSource, Inc., 2.95%, 9/01/2029		$534,000	549,311
NiSource, Inc., 3.6%, 5/01/2030		429,000	464,661
			$1,616,589
Natural Gas - Pipeline – 0.3%
APT Pipelines Ltd., 1.25%, 3/15/2033	EUR	725,000	$848,265
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$615,000	712,846
			$1,561,111

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Network & Telecom – 0.4%
AT&T, Inc., 3.5%, 9/15/2053 (n)		$752,000	$691,612
Verizon Communications, Inc., 2.1%, 3/22/2028		291,000	292,510
Verizon Communications, Inc., 0.75%, 3/22/2032	EUR	383,000	446,120
Verizon Communications, Inc., 4%, 3/22/2050		$535,000	574,145
			$2,004,387
Oil Services – 0.1%
Halliburton Co., 5%, 11/15/2045		$365,000	$405,706
Oils – 0.2%
Phillips 66, 4.875%, 11/15/2044		$290,000	$341,369
Valero Energy Corp., 4.9%, 3/15/2045		506,000	567,192
			$908,561
Other Banks & Diversified Financials – 1.2%
Deutsche Bank AG, 2.625%, 12/16/2024	GBP	400,000	$573,724
Deutsche Bank AG, 1.375% to 9/03/2025, FLR (EURIBOR - 3mo. + 1.85%) to 9/03/2026	EUR	500,000	603,433
Deutsche Bank AG, 1.875% to 12/22/2027, FLR (SONIA + 1.634%) to 12/22/2028	GBP	100,000	134,795
Deutsche Bank AG, 1.375% to 2/17/2031, FLR (EURIBOR - 3mo. + 1.5%) to 2/17/2032	EUR	300,000	349,218
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)		$754,000	753,118
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		584,000	641,161
Groupe BPCE S.A., 1.375%, 12/23/2026	GBP	400,000	553,924
Intesa Sanpaolo S.p.A., 2.5%, 1/15/2030		300,000	418,721
Macquarie Group Ltd., 0.35%, 3/03/2028	EUR	350,000	407,137
Mizrahi Tefahot Bank Ltd., 3.077%, 4/07/2031 (n)		$554,000	553,307
UBS AG, 5.125%, 5/15/2024		866,000	952,600
Virgin Money UK PLC, 5.125% to 12/11/2025, FLR (GBP Government Yield - 5yr. + 5.25%) to 12/11/2030	GBP	475,000	718,048
			$6,659,186
Printing & Publishing – 0.2%
Informa PLC, 3.125%, 7/05/2026	GBP	500,000	$724,025
Informa PLC, 1.25%, 4/22/2028	EUR	350,000	411,718
			$1,135,743
Real Estate – 0.2%
Canary Wharf Group, 3.375%, 4/23/2028	GBP	551,000	$753,585
VGP Group LLC, 1.5%, 4/08/2029	EUR	500,000	583,547
			$1,337,132
Real Estate - Apartment – 0.1%
Mid-America Apartment Communities, REIT, 1.7%, 2/15/2031		$506,000	$464,482
Real Estate - Office – 0.2%
Alexandria Real Estate Equities, Inc., REIT, 1.875%, 2/01/2033		$383,000	$347,900
Boston Properties, Inc., REIT, 2.55%, 4/01/2032		723,000	692,539
Corporate Office Property LP, 2.25%, 3/15/2026		356,000	361,596
			$1,402,035
Real Estate - Other – 0.2%
Lexington Realty Trust Co., 2.7%, 9/15/2030		$466,000	$454,517
W.P. Carey, Inc., REIT, 2.4%, 2/01/2031		681,000	652,289
			$1,106,806
Real Estate - Retail – 0.6%
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030		$610,000	$656,625
Regency Centers Corp., 3.7%, 6/15/2030		745,000	795,895
Spirit Realty, LP, 3.2%, 1/15/2027		268,000	279,735
STORE Capital Corp., 2.75%, 11/18/2030		786,000	768,968
VEREIT Operating Partnership LP, REIT, 3.4%, 1/15/2028		192,000	202,323

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Real Estate - Retail – continued
VEREIT Operating Partnership LP, REIT, 3.1%, 12/15/2029		$516,000	$526,742
			$3,230,288
Retailers – 0.4%
Best Buy Co., Inc., 1.95%, 10/01/2030		$702,000	$660,717
Home Depot, Inc., 3%, 4/01/2026		525,000	566,876
Home Depot, Inc., 4.875%, 2/15/2044		453,000	574,036
Kohl's Corp., 3.375%, 5/01/2031		241,000	241,198
			$2,042,827
Supermarkets – 0.2%
Auchan Holding S.A., 3.25%, 7/23/2027	EUR	300,000	$407,551
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	680,000	587,493
			$995,044
Supranational – 0.6%
Corporacion Andina de Fomento, 1.625%, 9/23/2025		$530,000	$528,834
European Financial Stability Facility, 0.05%, 1/18/2052	EUR	653,000	663,059
European Union, 0.3%, 11/04/2050		310,000	343,906
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	465,000	403,859
West African Development Bank, 4.7%, 10/22/2031		$900,000	959,555
West African Development Bank, 2.75%, 1/22/2033	EUR	340,000	410,197
			$3,309,410
Telecommunications - Wireless – 0.5%
American Tower Corp., REIT, 4.7%, 3/15/2022		$257,000	$267,426
American Tower Corp., REIT, 3.5%, 1/31/2023		662,000	696,550
American Tower Corp., REIT, 0.5%, 1/15/2028	EUR	425,000	495,731
American Tower Corp., REIT, 3.6%, 1/15/2028		$301,000	324,517
Crown Castle International Corp., 1.35%, 7/15/2025		285,000	284,290
Crown Castle International Corp., 3.7%, 6/15/2026		345,000	376,907
Rogers Communications, Inc., 3.7%, 11/15/2049		316,000	312,810
			$2,758,231
Telephone Services – 0.1%
Iliad S.A., 2.375%, 6/17/2026	EUR	200,000	$243,338
Iliad S.A., 1.875%, 2/11/2028		300,000	349,776
			$593,114
Tobacco – 0.0%
B.A.T. International Finance PLC, 2.25%, 6/26/2028	GBP	223,000	$306,771
Transportation - Services – 0.4%
Abertis Infraestructuras S.A., 3.375%, 11/27/2026	GBP	400,000	$590,906
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		$494,000	710,904
Vinci S.A., 3.75%, 4/10/2029 (n)		706,000	772,537
			$2,074,347
U.S. Government Agencies and Equivalents – 0.1%
Small Business Administration, 5.31%, 5/01/2027		$29,096	$31,340
Small Business Administration, 2.22%, 3/01/2033		783,223	791,634
			$822,974
U.S. Treasury Obligations – 2.1%
U.S. Treasury Bonds, 2.25%, 8/15/2049		$369,300	$355,985
U.S. Treasury Bonds, 2.375%, 11/15/2049		2,746,000	2,720,256
U.S. Treasury Notes, 1.125%, 8/15/2040 (f)		10,743,000	8,708,545
			$11,784,786

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – 2.1%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)		$731,000	$805,379
American Electric Power Co., Inc., 2.3%, 3/01/2030		706,000	688,366
Duke Energy Corp., 3.75%, 9/01/2046		550,000	551,570
Enel Americas S.A., 4%, 10/25/2026		1,891,000	2,065,331
Enel Finance International N.V., 3.5%, 4/06/2028 (n)		414,000	442,532
Enel Finance International N.V., 4.75%, 5/25/2047 (n)		343,000	404,731
Enel S.p.A., 1.875% to 9/08/2030, FLR (EUR Swap Rate - 5yr. + 2.011%) to 9/08/2035, FLR (EUR Swap Rate - 5yr. + 2.261%) to 9/08/2050, FLR (EUR Swap Rate - 5yr. + 3.011%) to 3/08/2070	EUR	525,000	604,970
Enel S.p.A., 2.25% to 3/10/2027, FLR (EUR Swap Rate - 5yr. + 2.679%) to 3/10/2032, FLR (EUR Swap Rate - 5yr. + 2.929%) to 3/10/2047, FLR (EUR Swap Rate - 5yr. + 3.679%) to 3/10/2070		425,000	520,202
ENGIE Energía Chile S.A., 4.5%, 1/29/2025 (n)		$1,180,000	1,283,849
Evergy, Inc., 2.9%, 9/15/2029		615,000	626,364
FirstEnergy Corp., 2.65%, 3/01/2030		566,000	537,483
Georgia Power Co., 3.7%, 1/30/2050		637,000	651,179
PPL Capital Funding, Inc., 5%, 3/15/2044		418,000	496,987
Southern California Edison Co.'s First & Refunding Mortgage Bonds, 3.65%, 2/01/2050		252,000	248,240
Virginia Electric & Power Co., 3.5%, 3/15/2027		1,005,000	1,101,171
Virginia Electric & Power Co., 2.875%, 7/15/2029		217,000	225,869
WEC Energy Group, Inc., 1.8%, 10/15/2030		586,000	545,913
			$11,800,136
Total Bonds			$308,306,667
Common Stocks – 34.9%
Aerospace – 1.0%
Honeywell International, Inc. (f)		10,190	$2,211,943
L3Harris Technologies, Inc.		4,684	949,353
Lockheed Martin Corp. (f)		4,041	1,493,150
Northrop Grumman Corp.		2,567	830,784
			$5,485,230
Alcoholic Beverages – 0.8%
Diageo PLC		41,158	$1,696,254
Heineken N.V.		12,855	1,320,876
Pernod Ricard S.A.		7,264	1,363,385
			$4,380,515
Apparel Manufacturers – 0.5%
Adidas AG		3,308	$1,032,668
Burberry Group PLC (a)		15,691	410,676
Compagnie Financiere Richemont S.A.		13,226	1,269,774
			$2,713,118
Automotive – 0.9%
Aptiv PLC (a)		6,266	$864,082
Lear Corp.		5,273	955,731
LKQ Corp. (a)		18,769	794,492
Magna International, Inc.		23,092	2,033,757
Zhengzhou Yutong Bus Co. Ltd., “A”		68,100	149,082
			$4,797,144
Biotechnology – 0.1%
Gilead Sciences, Inc.		6,761	$436,963
Brokerage & Asset Managers – 0.9%
Artisan Partners Asset Management, Inc.		2,731	$142,476
BlackRock, Inc.		1,312	989,196
Cboe Global Markets, Inc.		8,761	864,623
Charles Schwab Corp. (f)		30,470	1,986,035

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Brokerage & Asset Managers – continued
IG Group Holdings PLC	15,612	$193,919
NASDAQ, Inc.	5,896	869,424
		$5,045,673
Business Services – 1.7%
Accenture PLC, “A” (s)	7,067	$1,952,259
CGI, Inc. (a)	14,358	1,195,986
Compass Group PLC (a)	29,515	594,675
Equifax, Inc.	5,066	917,605
Experian PLC	18,140	624,444
Fidelity National Information Services, Inc.	7,686	1,080,728
Fiserv, Inc. (a)(f)	10,578	1,259,205
Nomura Research Institute Ltd.	20,500	637,197
Secom Co. Ltd.	14,500	1,224,236
		$9,486,335
Cable TV – 0.5%
Comcast Corp., “A” (f)	55,293	$2,991,904
Chemicals – 0.7%
3M Co. (f)	7,326	$1,411,574
Eastman Chemical Co.	4,394	483,867
PPG Industries, Inc. (f)	13,196	1,982,831
		$3,878,272
Computer Software – 0.2%
Adobe Systems, Inc. (a)	406	$193,000
Microsoft Corp.	4,433	1,045,169
		$1,238,169
Computer Software - Systems – 1.2%
Amadeus IT Group S.A. (a)	17,846	$1,263,633
Fujitsu Ltd.	8,700	1,262,748
Hitachi Ltd. (l)	40,500	1,839,774
Hon Hai Precision Industry Co. Ltd.	146,000	640,379
Samsung Electronics Co. Ltd.	25,136	1,815,602
		$6,822,136
Construction – 0.6%
D.R. Horton, Inc.	1,838	$163,803
Masco Corp.	20,779	1,244,662
Stanley Black & Decker, Inc.	5,321	1,062,444
Vulcan Materials Co.	5,748	969,975
		$3,440,884
Consumer Products – 1.3%
Colgate-Palmolive Co. (f)	35,741	$2,817,463
Kao Corp.	11,500	761,827
Kimberly-Clark Corp. (f)	14,404	2,002,876
Reckitt Benckiser Group PLC	16,389	1,468,149
		$7,050,315
Electrical Equipment – 1.4%
Johnson Controls International PLC	26,906	$1,605,481
Legrand S.A.	9,468	880,700
Schneider Electric SE	31,911	4,874,219
Yokogawa Electric Corp.	34,700	642,248
		$8,002,648

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 2.3%
Analog Devices, Inc.	4,002	$620,630
Hoya Corp.	5,700	671,351
Intel Corp.	38,490	2,463,360
Kyocera Corp.	13,200	840,458
NXP Semiconductors N.V.	6,569	1,322,602
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	34,128	4,036,660
Texas Instruments, Inc. (f)	15,561	2,940,873
		$12,895,934
Energy - Independent – 0.3%
China Shenhua Energy Co. Ltd.	215,500	$445,048
ConocoPhillips	19,038	1,008,443
Hess Corp.	7,305	516,902
		$1,970,393
Energy - Integrated – 0.4%
China Petroleum & Chemical Corp.	2,678,000	$1,430,735
Eni S.p.A.	45,905	564,921
LUKOIL PJSC, ADR	1,209	97,760
		$2,093,416
Engineering - Construction – 0.1%
Quanta Services, Inc.	3,684	$324,118
Food & Beverages – 1.5%
Danone S.A.	23,898	$1,639,473
General Mills, Inc. (f)	32,518	1,994,004
J.M. Smucker Co.	14,631	1,851,261
Nestle S.A.	23,038	2,567,659
PepsiCo, Inc.	2,603	368,194
		$8,420,591
Food & Drug Stores – 0.3%
Albertsons Cos., Inc., “A”	15,932	$303,823
Magnit PJSC, GDR	6,739	101,018
Tesco PLC	330,033	1,041,229
		$1,446,070
General Merchandise – 0.1%
Bim Birlesik Magazalar A.S.	43,529	$372,176
Walmart de Mexico S.A.B. de C.V.	118,064	372,396
		$744,572
Health Maintenance Organizations – 0.3%
Cigna Corp.	7,796	$1,884,605
Insurance – 2.2%
Aon PLC (s)	13,003	$2,992,120
Chubb Ltd.	12,144	1,918,388
Equitable Holdings, Inc.	31,955	1,042,372
Hartford Financial Services Group, Inc.	7,048	470,736
Manulife Financial Corp.	87,665	1,885,561
Marsh & McLennan Cos., Inc.	7,053	859,055
MetLife, Inc.	11,412	693,736
NN Group N.V.	4,892	239,169
Samsung Fire & Marine Insurance Co. Ltd.	3,085	518,808
Travelers Cos., Inc.	9,305	1,399,472

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Willis Towers Watson PLC	1,551	$354,993
		$12,374,410
Leisure & Toys – 0.1%
Brunswick Corp.	2,074	$197,797
Electronic Arts, Inc.	1,369	185,322
		$383,119
Machinery & Tools – 1.2%
AGCO Corp.	2,908	$417,734
Doosan Bobcat, Inc. (a)	2,324	86,698
Eaton Corp. PLC	25,728	3,557,668
Ingersoll Rand, Inc. (a)	23,541	1,158,452
Kubota Corp.	59,700	1,363,268
		$6,583,820
Major Banks – 2.9%
ABSA Group Ltd.	55,158	$471,197
Banco do Brasil S.A.	52,000	281,311
Bank of America Corp.	47,947	1,855,069
BNP Paribas	21,067	1,281,710
BOC Hong Kong Holdings Ltd.	161,000	561,469
China Construction Bank Corp.	860,000	723,479
DBS Group Holdings Ltd.	86,600	1,868,129
Goldman Sachs Group, Inc. (f)	6,635	2,169,645
JPMorgan Chase & Co. (f)	21,069	3,207,334
NatWest Group PLC	290,201	785,139
UBS Group AG	214,122	3,315,532
		$16,520,014
Medical & Health Technology & Services – 0.4%
HCA Healthcare, Inc.	3,250	$612,105
McKesson Corp.	5,434	1,059,847
Quest Diagnostics, Inc.	6,565	842,552
		$2,514,504
Medical Equipment – 1.2%
Abbott Laboratories	3,629	$434,899
Becton, Dickinson and Co.	4,006	974,059
Boston Scientific Corp. (a)	30,638	1,184,159
Danaher Corp. (f)	4,708	1,059,677
Medtronic PLC	17,147	2,025,575
Thermo Fisher Scientific, Inc.	1,809	825,591
		$6,503,960
Metals & Mining – 0.4%
Fortescue Metals Group Ltd.	36,838	$562,368
MMC Norilsk Nickel PJSC, ADR	8,259	257,516
POSCO	468	134,119
Rio Tinto PLC	13,235	1,012,640
Vale S.A.	14,700	255,862
		$2,222,505
Natural Gas - Distribution – 0.1%
Italgas S.p.A.	85,317	$553,784
Natural Gas - Pipeline – 0.2%
Enterprise Products Partners LP	41,035	$903,591

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 0.8%
Citigroup, Inc.	5,244	$381,501
KBC Group N.V.	12,983	943,960
Sberbank of Russia PJSC, ADR	27,885	429,569
SLM Corp.	9,196	165,252
Truist Financial Corp.	25,923	1,511,829
U.S. Bancorp	23,743	1,313,225
		$4,745,336
Pharmaceuticals – 3.1%
Bayer AG	30,752	$1,945,952
Eli Lilly & Co. (f)	6,549	1,223,484
Johnson & Johnson (f)	25,993	4,271,950
Merck & Co., Inc. (f)	35,724	2,753,963
Novartis AG	11,006	940,543
Novo Nordisk A.S., “B”	16,634	1,126,940
Roche Holding AG	15,462	4,996,951
Santen Pharmaceutical Co. Ltd.	20,800	286,760
		$17,546,543
Printing & Publishing – 0.4%
RELX PLC	34,118	$857,018
Wolters Kluwer N.V.	17,118	1,487,906
		$2,344,924
Railroad & Shipping – 0.6%
Canadian Pacific Railway Ltd.	4,299	$1,642,015
Kansas City Southern Co.	1,041	274,741
Union Pacific Corp.	6,238	1,374,917
		$3,291,673
Real Estate – 0.3%
Deutsche Wohnen SE	11,941	$557,048
Extra Space Storage, Inc., REIT	1,399	185,437
Grand City Properties S.A.	5,637	141,201
National Storage Affiliates Trust, REIT	2,653	105,934
Omega Healthcare Investors, Inc., REIT	5,460	200,000
Shimao Property Holdings Ltd.	62,500	196,566
Starwood Property Trust, Inc., REIT	13,993	346,187
		$1,732,373
Restaurants – 0.1%
Yum China Holdings, Inc.	10,251	$606,962
Specialty Chemicals – 0.3%
Akzo Nobel N.V.	9,969	$1,113,885
Linde PLC	1,572	440,408
Nitto Denko Corp.	2,900	248,973
		$1,803,266
Specialty Stores – 0.2%
Home Depot, Inc.	4,239	$1,293,955
Telecommunications - Wireless – 1.3%
KDDI Corp.	136,700	$4,200,404
T-Mobile USA, Inc. (a)(f)	10,560	1,323,062
Turkcell Iletisim Hizmetleri A.S.	65,573	118,881
Vodafone Group PLC	962,384	1,749,707
		$7,392,054

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telephone Services – 0.2%
Hellenic Telecommunications Organization S.A.	24,883	$399,186
PT Telekom Indonesia	616,000	145,041
Quebecor, Inc., “B”	15,254	409,541
		$953,768
Tobacco – 0.8%
British American Tobacco PLC	30,165	$1,153,580
Imperial Tobacco Group PLC	31,179	641,312
Japan Tobacco, Inc.	56,700	1,090,333
Philip Morris International, Inc. (s)	15,263	1,354,439
		$4,239,664
Trucking – 0.1%
United Parcel Service, Inc., “B”	1,920	$326,381
Utilities - Electric Power – 0.9%
CLP Holdings Ltd.	41,000	$398,181
DTE Energy Co.	1,532	203,971
Duke Energy Corp.	13,124	1,266,860
E.ON SE	67,244	782,577
ENGIE Energía Brasil S.A.	20,400	151,605
Exelon Corp.	17,558	767,987
Iberdrola S.A.	59,173	762,273
NRG Energy, Inc.	5,592	210,986
Terna Participacoes S.A., IEU	40,336	278,908
Xcel Energy, Inc.	7,654	509,068
		$5,332,416
Total Common Stocks		$195,718,027
Preferred Stocks – 0.3%
Computer Software - Systems – 0.1%
Samsung Electronics Co. Ltd.	5,020	$324,784
Consumer Products – 0.2%
Henkel AG & Co. KGaA	12,211	$1,372,700
Total Preferred Stocks		$1,697,484
Convertible Preferred Stocks – 0.1%
Medical Equipment – 0.0%
Boston Scientific Corp., 5.5%	1,572	$168,613
Danaher Corp., 4.75%	101	154,541
		$323,154
Utilities - Electric Power – 0.1%
CenterPoint Energy, Inc., 7%	9,867	$411,158
Total Convertible Preferred Stocks		$734,312
	Strike Price	First Exercise
Warrants – 0.0%
Apparel Manufacturers – 0.0%
Compagnie Financiere Richemont S.A. (1 share for 2 warrants, Expiration 12/04/23) (a)	CHF 67.00	11/20/23	29,766	$11,337

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 9.3%
Money Market Funds – 9.3%
MFS Institutional Money Market Portfolio, 0.05% (v)	52,162,822	$52,162,822
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.4%
Market Index Securities – 0.0%
Markit iTraxx Europe Crossover Index – May 2021 @ EUR 325	Put	Goldman Sachs International	$ 18,714,062	EUR 14,200,000	$23,063
Markit iTraxx Europe Crossover Index – May 2021 @ EUR 200	Call	Goldman Sachs International	20,860,312	14,400,000	16,831
					$39,894
Other – 0.4%
U.S. Treasury 10 yr - Interest Rate Swap - Fund pays 1.75%, Fund receives FLR (3-month LIBOR) – September 2022	Put	Merrill Lynch International	$ 39,000,000	$ 39,000,000	2,173,729
Total Purchased Options					$2,213,623
Other Assets, Less Liabilities – (0.0)%	(61,539)
Net Assets – 100.0%	$560,782,733
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $52,162,822 and $508,681,450, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $40,505,791, representing 7.2% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for certain derivative transactions.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
MF1 CLO Ltd., 2020-FL3, “AS”, FLR, 2.956% (LIBOR - 1mo. + 2.85%), 7/15/2035	6/12/2020	$357,000	$362,758
% of Net assets			0.1%
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
GDR	Global Depositary Receipt
ICE	Intercontinental Exchange
IEU	International Equity Unit
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
TBA	To Be Announced

Portfolio of Investments (unaudited) – continued
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
ISK	Iceland Krona
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
ZAR	South African Rand
Derivative Contracts at 3/31/21
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CAD	212,560	USD	168,795	Citibank N.A.	4/16/2021	$353
CAD	230,000	USD	182,203	Deutsche Bank AG	4/16/2021	824
CAD	4,542,000	USD	3,594,958	Goldman Sachs International	4/16/2021	19,422
CAD	508,000	USD	399,799	JPMorgan Chase Bank N.A.	4/16/2021	4,451
CAD	30,639,380	USD	24,074,868	JPMorgan Chase Bank N.A.	4/28/2021	307,352
CAD	451,000	USD	357,456	Merrill Lynch International	4/16/2021	1,436
CAD	6,296,837	USD	4,939,772	Morgan Stanley Capital Services, Inc.	4/16/2021	71,052
CAD	8,270,129	USD	6,536,450	UBS AG	4/16/2021	44,655
CLP	143,602,000	USD	195,963	JPMorgan Chase Bank N.A.	4/26/2021	3,395
COP	1,321,303,000	USD	358,874	Citibank N.A.	6/08/2021	1,434
EUR	4,593,260	USD	5,384,459	Deutsche Bank AG	4/16/2021	3,174
GBP	3,238,787	USD	4,451,417	Citibank N.A.	4/16/2021	13,716
GBP	5,928,621	USD	8,118,740	Goldman Sachs International	4/28/2021	55,056
GBP	1,630,000	USD	2,229,436	HSBC Bank	4/16/2021	17,753
GBP	650,000	USD	891,745	JPMorgan Chase Bank N.A.	4/16/2021	4,374
GBP	414,700	USD	568,319	JPMorgan Chase Bank N.A.	4/28/2021	3,428
GBP	724,444	USD	983,536	Merrill Lynch International	4/16/2021	15,214
GBP	184,718	USD	252,005	Morgan Stanley Capital Services, Inc.	4/16/2021	2,655
KRW	1,147,659,000	USD	1,011,153	Barclays Bank PLC	6/01/2021	2,811
KRW	818,168,000	USD	720,789	Citibank N.A.	6/01/2021	2,068
MXN	117,366,798	USD	5,498,381	JPMorgan Chase Bank N.A.	4/16/2021	237,457

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
MXN	3,591,000	USD	173,929	UBS AG	4/16/2021	$1,567
NOK	205,213,079	USD	23,838,021	Goldman Sachs International	4/28/2021	155,013
NZD	4,961,000	USD	3,464,505	JPMorgan Chase Bank N.A.	4/16/2021	232
ZAR	25,811,000	USD	1,716,288	Goldman Sachs International	4/16/2021	29,880
USD	297,575	AUD	385,353	Citibank N.A.	4/16/2021	4,860
USD	3,464,533	AUD	4,486,303	Deutsche Bank AG	4/16/2021	56,729
USD	1,549,000	AUD	1,989,762	Goldman Sachs International	4/28/2021	37,480
USD	355,469	AUD	464,000	JPMorgan Chase Bank N.A.	4/16/2021	3,014
USD	20,442,569	AUD	26,774,356	JPMorgan Chase Bank N.A.	4/28/2021	103,464
USD	5,345,105	AUD	7,011,000	Merrill Lynch International	4/16/2021	19,537
USD	326,795	AUD	416,410	UBS AG	4/16/2021	10,489
USD	411,100	CAD	512,677	Citibank N.A.	4/16/2021	3,128
USD	22,505,936	CHF	20,118,578	JPMorgan Chase Bank N.A.	4/28/2021	1,207,087
USD	882,401	CNH	5,757,000	Goldman Sachs International	4/16/2021	6,085
USD	811,363	DKK	4,986,301	JPMorgan Chase Bank N.A.	4/28/2021	25,011
USD	6,408,847	EUR	5,287,580	Citibank N.A.	4/16/2021	206,822
USD	8,464,711	EUR	7,087,573	Deutsche Bank AG	4/16/2021	151,389
USD	2,568,700	EUR	2,121,325	Goldman Sachs International	4/16/2021	80,506
USD	70,314,902	EUR	58,112,470	Goldman Sachs International	4/28/2021	2,135,308
USD	1,105,042	EUR	912,003	HSBC Bank	4/16/2021	35,316
USD	2,375,081	EUR	1,959,169	JPMorgan Chase Bank N.A.	4/16/2021	77,087
USD	11,431,757	EUR	9,443,214	JPMorgan Chase Bank N.A.	4/28/2021	352,646
USD	961,790	EUR	796,061	Merrill Lynch International	4/16/2021	28,055
USD	3,564,117	EUR	2,942,000	NatWest Markets PLC	4/16/2021	113,320
USD	449,466	EUR	371,961	State Street Bank Corp.	4/16/2021	13,178
USD	11,559,386	EUR	9,585,391	UBS AG	4/16/2021	316,270
USD	597,346	GBP	430,000	Brown Brothers Harriman	4/16/2021	4,529
USD	489,697	GBP	351,889	Citibank N.A.	4/16/2021	4,567
USD	1,320,515	GBP	952,306	Deutsche Bank AG	4/16/2021	7,624
USD	308,772	GBP	222,194	JPMorgan Chase Bank N.A.	4/16/2021	2,445
USD	3,383,000	GBP	2,424,278	JPMorgan Chase Bank N.A.	4/28/2021	40,646
USD	839,250	IDR	11,858,603,500	JPMorgan Chase Bank N.A.	5/17/2021	25,380
USD	402,676	ILS	1,321,342	JPMorgan Chase Bank N.A.	4/28/2021	7,352
USD	373,930	JPY	40,857,553	Barclays Bank PLC	4/16/2021	4,878
USD	5,857,836	JPY	618,689,502	Citibank N.A.	4/16/2021	269,425
USD	1,739,516	JPY	188,323,718	Deutsche Bank AG	4/16/2021	38,452
USD	333,465	JPY	34,960,883	Goldman Sachs International	4/28/2021	17,641
USD	4,058,225	JPY	427,855,846	JPMorgan Chase Bank N.A.	4/16/2021	193,549
USD	58,800,848	JPY	6,163,810,609	JPMorgan Chase Bank N.A.	4/28/2021	3,119,100
USD	1,237,948	JPY	130,389,610	UBS AG	4/16/2021	60,182
USD	3,490,895	KRW	3,902,332,070	JPMorgan Chase Bank N.A.	4/28/2021	43,377
USD	6,117,583	MXN	122,591,475	Citibank N.A.	4/16/2021	126,410
USD	3,558,118	MXN	71,052,687	Goldman Sachs International	4/16/2021	85,698
USD	283,062	NOK	2,407,000	Brown Brothers Harriman	4/16/2021	1,642
USD	2,418,641	NOK	20,447,801	Goldman Sachs International	4/16/2021	27,942
USD	5,331,000	NOK	45,289,105	Goldman Sachs International	4/28/2021	35,903
USD	315,265	NZD	438,000	Brown Brothers Harriman	4/16/2021	9,368
USD	728,281	NZD	1,017,340	Citibank N.A.	4/16/2021	17,776
USD	8,061,972	NZD	11,214,654	Goldman Sachs International	4/16/2021	229,714
USD	12,691,733	NZD	17,578,512	Goldman Sachs International	4/28/2021	415,357
USD	3,593,805	NZD	5,012,000	JPMorgan Chase Bank N.A.	4/16/2021	93,449
USD	9,943,571	NZD	13,863,350	JPMorgan Chase Bank N.A.	4/28/2021	261,767
USD	140,678	NZD	196,000	UBS AG	4/16/2021	3,793
USD	1,731,505	SEK	14,791,000	Deutsche Bank AG	4/16/2021	37,738

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
USD	5,105,000	SEK	42,892,118	Goldman Sachs International	4/28/2021	$192,738
USD	6,501,451	SEK	54,625,942	JPMorgan Chase Bank N.A.	4/16/2021	246,052
USD	569,507	SGD	758,722	JPMorgan Chase Bank N.A.	4/28/2021	5,553
USD	581,092	THB	17,906,350	JPMorgan Chase Bank N.A.	5/18/2021	8,700
USD	565,898	TRY	4,663,000	JPMorgan Chase Bank N.A.	4/16/2021	7,342
USD	496,139	TRY	4,144,000	JPMorgan Chase Bank N.A.	5/20/2021	10,922
USD	2,468,372	ZAR	36,435,668	JPMorgan Chase Bank N.A.	4/16/2021	3,424
						$11,645,988
Liability Derivatives
AUD	350,000	USD	273,293	Deutsche Bank AG	4/16/2021	$(7,432)
AUD	458,000	USD	353,393	JPMorgan Chase Bank N.A.	4/16/2021	(5,495)
AUD	3,517,743	USD	2,721,188	UBS AG	4/16/2021	(49,104)
CAD	2,207,000	USD	1,758,538	Deutsche Bank AG	4/16/2021	(2,277)
CAD	796,000	USD	638,246	Goldman Sachs International	4/16/2021	(4,814)
CAD	656,000	USD	524,450	JPMorgan Chase Bank N.A.	4/16/2021	(2,426)
CAD	635,000	USD	509,144	State Street Bank Corp.	4/16/2021	(3,831)
CHF	1,782,000	USD	2,007,973	UBS AG	4/16/2021	(122,046)
CLP	1,235,644,000	USD	1,757,048	Citibank N.A.	5/28/2021	(41,356)
CNH	2,233,000	USD	344,285	Citibank N.A.	4/16/2021	(4,383)
CNH	4,567,000	USD	708,466	HSBC Bank	4/16/2021	(13,289)
CNH	93,466,000	USD	14,422,466	JPMorgan Chase Bank N.A.	4/16/2021	(195,303)
CNH	1,150,000	USD	177,437	NatWest Markets PLC	4/16/2021	(2,387)
CZK	8,355,000	USD	386,387	Morgan Stanley Capital Services, Inc.	4/16/2021	(10,981)
DKK	4,719,079	USD	773,449	Morgan Stanley Capital Services, Inc.	4/16/2021	(29,396)
EUR	364,000	USD	439,758	Barclays Bank PLC	4/16/2021	(12,807)
EUR	9,164,217	USD	11,166,542	Citibank N.A.	4/16/2021	(417,437)
EUR	588,198	USD	713,115	Credit Suisse Group	4/16/2021	(23,192)
EUR	124,000	USD	145,642	Deutsche Bank AG	4/12/2021	(209)
EUR	9,554,861	USD	11,339,183	Deutsche Bank AG	4/16/2021	(131,875)
EUR	1,302,618	USD	1,587,516	Goldman Sachs International	4/16/2021	(59,619)
EUR	1,000,000	USD	1,208,844	HSBC Bank	4/16/2021	(35,901)
EUR	3,321,115	USD	3,996,397	JPMorgan Chase Bank N.A.	4/16/2021	(100,920)
EUR	608,000	USD	734,000	JPMorgan Chase Bank N.A.	4/28/2021	(20,672)
EUR	2,746,943	USD	3,255,172	Merrill Lynch International	4/16/2021	(33,164)
EUR	1,831,830	USD	2,156,232	Morgan Stanley Capital Services, Inc.	4/16/2021	(7,601)
EUR	905,293	USD	1,096,033	UBS AG	4/16/2021	(34,175)
GBP	2,454,506	USD	3,401,897	Citibank N.A.	4/16/2021	(18,008)
GBP	3,197,349	USD	4,483,756	Deutsche Bank AG	4/16/2021	(75,752)
GBP	672,471	USD	933,024	Goldman Sachs International	4/16/2021	(5,927)
GBP	234,000	USD	326,483	HSBC Bank	4/16/2021	(3,881)
GBP	404,000	USD	558,364	Merrill Lynch International	4/16/2021	(1,392)
GBP	2,634,000	USD	3,691,881	UBS AG	4/16/2021	(60,533)
IDR	28,058,539,960	USD	1,930,412	JPMorgan Chase Bank N.A.	5/17/2021	(4,721)
ILS	1,799,000	USD	576,694	Citibank N.A.	4/16/2021	(38,524)
JPY	111,486,443	USD	1,044,817	Barclays Bank PLC	4/16/2021	(37,798)
JPY	3,888,324,299	USD	37,384,010	Citibank N.A.	4/16/2021	(2,262,103)
JPY	474,109,120	USD	4,362,936	Deutsche Bank AG	4/16/2021	(80,470)
JPY	1,436,395,573	USD	13,642,000	JPMorgan Chase Bank N.A.	4/28/2021	(666,096)
JPY	103,849,719	USD	1,007,590	UBS AG	4/16/2021	(69,550)
KRW	363,829,000	USD	322,795	Barclays Bank PLC	4/28/2021	(1,370)
KRW	784,835,000	USD	694,243	Citibank N.A.	5/18/2021	(865)
KRW	3,020,970,900	USD	2,700,382	JPMorgan Chase Bank N.A.	4/09/2021	(31,279)
KRW	717,286,000	USD	634,542	JPMorgan Chase Bank N.A.	5/18/2021	(841)
NOK	22,169,954	USD	2,630,863	Deutsche Bank AG	4/16/2021	(38,815)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
NOK	81,706,401	USD	9,615,289	Goldman Sachs International	4/16/2021	$(62,408)
NZD	12,651,000	USD	9,110,998	Goldman Sachs International	4/16/2021	(275,604)
NZD	1,417,271	USD	1,013,350	Goldman Sachs International	4/28/2021	(23,565)
NZD	13,869,487	USD	9,910,650	JPMorgan Chase Bank N.A.	4/28/2021	(224,561)
NZD	548,723	USD	398,162	UBS AG	4/16/2021	(14,936)
PLN	2,754,930	USD	741,322	Morgan Stanley Capital Services, Inc.	4/16/2021	(44,164)
RUB	43,746,000	USD	580,197	Goldman Sachs International	5/24/2021	(5,366)
SEK	192,208,014	USD	22,853,241	Goldman Sachs International	4/28/2021	(840,431)
SEK	14,771,000	USD	1,781,906	JPMorgan Chase Bank N.A.	4/16/2021	(90,429)
SGD	972,000	USD	730,221	Citibank N.A.	4/16/2021	(7,694)
TRY	9,204,000	USD	1,122,439	Citibank N.A.	4/16/2021	(19,940)
TRY	4,418,000	USD	591,379	Credit Suisse Group	5/20/2021	(74,079)
TRY	9,722,000	USD	1,267,695	JPMorgan Chase Bank N.A.	4/16/2021	(103,147)
USD	3,357,448	CAD	4,242,000	Barclays Bank PLC	4/16/2021	(18,201)
USD	150,997	CAD	191,964	Deutsche Bank AG	4/16/2021	(1,762)
USD	3,558,352	CAD	4,516,000	Goldman Sachs International	4/16/2021	(35,338)
USD	1,048,973	CAD	1,332,000	JPMorgan Chase Bank N.A.	4/16/2021	(10,990)
USD	31,608,000	CAD	40,551,389	JPMorgan Chase Bank N.A.	4/28/2021	(662,003)
USD	3,963,538	CAD	5,047,269	UBS AG	4/16/2021	(52,918)
USD	6,693,942	EUR	5,711,135	Deutsche Bank AG	4/16/2021	(4,895)
USD	2,766,532	EUR	2,360,000	JPMorgan Chase Bank N.A.	4/16/2021	(1,614)
USD	135,526	GBP	99,327	Citibank N.A.	4/16/2021	(1,411)
USD	1,729,829	GBP	1,261,000	Goldman Sachs International	4/16/2021	(8,640)
USD	1,770,113	GBP	1,294,087	JPMorgan Chase Bank N.A.	4/16/2021	(13,972)
USD	167,979	GBP	124,116	Morgan Stanley Capital Services, Inc.	4/16/2021	(3,133)
USD	13,206,781	GBP	9,685,943	UBS AG	4/16/2021	(146,682)
USD	1,743,458	NOK	14,932,000	Deutsche Bank AG	4/16/2021	(2,349)
USD	263,340	NOK	2,257,979	Merrill Lynch International	4/16/2021	(656)
USD	1,727,076	THB	54,225,000	JPMorgan Chase Bank N.A.	6/01/2021	(7,714)
USD	1,352,188	TRY	11,355,000	HSBC Bank	4/16/2021	(7,968)
USD	345,007	TRY	2,908,000	JPMorgan Chase Bank N.A.	4/16/2021	(3,327)
USD	1,155,070	ZAR	17,243,682	State Street Bank Corp.	4/16/2021	(11,501)
						$(7,551,415)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
DAX Index	Long	EUR	8	$3,524,902	June – 2021	$122,688
FTSE 100 Index	Long	GBP	43	3,959,592	June – 2021	14,138
FTSE MIB Index	Long	EUR	140	20,024,791	June – 2021	328,549
FTSE Taiwan Index	Long	USD	42	2,433,480	April – 2021	63,275
FTSE/JSE Top 40 Index	Short	ZAR	175	7,253,726	June – 2021	138,176
Hang Seng Index	Long	HKD	48	8,734,351	April – 2021	144,886
IBEX 35 Index	Short	EUR	39	3,927,153	April – 2021	34,906
MSCI Singapore Index	Long	SGD	4	107,011	April – 2021	1,829
NIFTY Index	Short	USD	490	14,451,080	April – 2021	154,635
OMX 30 Index	Long	SEK	726	18,182,316	April – 2021	285,368
Russell 2000 Index	Short	USD	56	6,223,000	June – 2021	167,833
S&P/TSX 60 Index	Short	CAD	4	707,313	June – 2021	954

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
Equity Futures − continued
Topix Index	Long	JPY	48	$8,462,491	June – 2021	$265,166
						$1,722,403
Interest Rate Futures
Euro-Bund 10 yr	Short	EUR	378	$75,925,102	June – 2021	$85,084
Euro-Buxl 30 yr	Short	EUR	6	1,449,739	June – 2021	17,576
Long Gilt 10 yr	Short	GBP	227	39,928,271	June – 2021	506,540
U.S. Treasury Bond	Short	USD	55	8,502,656	June – 2021	320,964
U.S. Treasury Note 10 yr	Short	USD	25	3,273,438	June – 2021	19,472
U.S. Treasury Note 5 yr	Short	USD	221	27,271,055	June – 2021	227,046
U.S. Treasury Ultra Bond	Short	USD	11	1,993,406	June – 2021	48,771
U.S. Treasury Ultra Note 10 yr	Short	USD	84	12,069,750	June – 2021	286,330
						$1,511,783
						$3,234,186
Liability Derivatives
Equity Futures
AEX 25 Index	Short	EUR	52	$8,526,768	April – 2021	$(250,760)
BIST 30 Index	Long	TRY	6,515	11,420,302	April – 2021	(1,192,308)
CAC 40 Index	Short	EUR	153	10,883,805	April – 2021	(76,650)
IBOV Index	Long	BRL	218	4,513,992	April – 2021	(108,600)
KOSPI 200 Index	Short	KRW	164	15,082,802	June – 2021	(464,505)
Mexbol Index	Long	MXN	555	12,715,350	June – 2021	(329,577)
S&P 500 E-Mini Index	Short	USD	84	16,663,080	June – 2021	(338,001)
S&P/ASX 200 Index	Short	AUD	154	19,849,363	June – 2021	(74,850)
						$(2,835,251)
Interest Rate Futures
Australian Note 10 yr	Long	AUD	379	$28,264,462	June – 2021	$(358,806)
Canadian Treasury Bond 10 yr	Long	CAD	277	30,587,483	June – 2021	(657,348)
Euro-Bobl 5 yr	Short	EUR	33	5,227,474	June – 2021	(3,948)
Japan Government Bond 10 yr	Short	JPY	16	21,842,944	September – 2021	(52,238)
U.S. Treasury Note 2 yr	Long	USD	66	14,567,953	June – 2021	(5,526)
						$(1,077,866)
						$(3,913,117)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
6/03/22	USD	167,000,000	centrally cleared	0.25%/Semi-annually	0.18% FLR (3-Month LIBOR)/Quarterly	$177,552	$—	$177,552
11/06/24	USD	66,200,000	centrally cleared	1.58%/Semi-annually	0.19% FLR (3-Month LIBOR)/Quarterly	2,540,459	—	2,540,459
11/06/49	USD	13,102,083	centrally cleared	0.19% FLR (3-Month LIBOR)/Quarterly	1.89%/Semi-annually	796,333	—	796,333
						$3,514,344	$—	$3,514,344

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements − continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Interest Rate Swaps
11/06/29	USD	33,600,000	centrally cleared	0.19% FLR (3-Month LIBOR)/Quarterly	1.70%/Semi-annually	$(396,103)	$—	$(396,103)
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Credit Default Swaps
12/20/25	EUR	600,000	Goldman Sachs International	1.00%/Quarterly	(1)	$18,227	$(23,337)	$(5,110)
(1) Fund, as protection seller, to pay notional amount upon a defined credit event by Unibail-Rodamco, 1.375%, 3/09/2026, a BBB+ rated bond. The fund entered into the contract to gain issuer exposure.
The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody's, Fitch, and Standard & Poor's rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 Rating Agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index's reference basket of securities.
Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount.
At March 31, 2021, the fund had cash collateral of $3,113,920 and other liquid securities with an aggregate value of $44,631,333 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of March 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$105,791,108	$—	$—	$105,791,108
Japan	—	15,069,577	—	15,069,577
Switzerland	13,101,796	—	—	13,101,796
United Kingdom	12,228,742	—	—	12,228,742
France	10,039,487	—	—	10,039,487
Canada	7,166,860	—	—	7,166,860
Germany	5,832,146	—	—	5,832,146
Netherlands	5,484,438	—	—	5,484,438
Taiwan	4,036,660	640,379	—	4,677,039
Other Countries	11,022,207	7,747,760	—	18,769,967
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	14,781,489	—	14,781,489
Non - U.S. Sovereign Debt	—	128,400,809	—	128,400,809
Municipal Bonds	—	2,639,279	—	2,639,279
U.S. Corporate Bonds	—	58,195,317	—	58,195,317
Residential Mortgage-Backed Securities	—	33,588,631	—	33,588,631
Commercial Mortgage-Backed Securities	—	5,346,573	—	5,346,573
Asset-Backed Securities (including CDOs)	—	5,268,745	—	5,268,745
Foreign Bonds	—	62,299,447	—	62,299,447
Mutual Funds	52,162,822	—	—	52,162,822
Total	$226,866,266	$333,978,006	$—	$560,844,272
Other Financial Instruments
Futures Contracts – Assets	$2,822,305	$411,881	$—	$3,234,186
Futures Contracts – Liabilities	(1,851,877)	(2,061,240)	—	(3,913,117)
Forward Foreign Currency Exchange Contracts – Assets	—	11,645,988	—	11,645,988
Forward Foreign Currency Exchange Contracts – Liabilities	—	(7,551,415)	—	(7,551,415)
Swap Agreements – Assets	—	3,514,344	—	3,514,344
Swap Agreements – Liabilities	—	(401,213)	—	(401,213)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At March 31, 2021, the value of securities loaned was $494,652. These loans were collateralized by U.S. Treasury Obligations (held by the lending agent) of $523,035.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$37,119,815	$199,007,755	$183,964,748	$—	$—	$52,162,822
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$7,252	$—

Supplemental Information (unaudited) – continued
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2021, are as follows:
United States	59.7%
Italy	7.8%
Canada	7.4%
Australia	5.3%
Japan	4.9%
Mexico	3.5%
Sweden	3.4%
China	3.3%
Germany	(11.4)%
Other Countries	16.1%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(5) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.